SEGMENTS INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

The following tables present revenue, profit/loss and certain asset, liability and expenditure information for the Group’s operating segments for the year.

Year ended December 31, 2020

	Graphene products business	Landscape architecture and design business	Catering business	Total
	HK$’000	HK$’000	HK$’000	HK$’000
Segment revenue
Revenue	215,462	149,160	24,230	388,852
Segment results	(11,144)	(14,608)	(16,914)	(42,666)

Reconciliation:
Unallocated income and gains				3,564
Unallocated expenses				(23,767)
Unallocated finance expenses				(45,533)

Loss before tax				(108,402)

Segment assets	903,674	208,947	21,768	1,134,389
Reconciliation:
Elimination of intersegment receivables				(87,592)
Unallocated assets				49,558

Total assets				1,096,355

Segment liabilities	93,555	77,835	77,120	248,510
Reconciliation:
Elimination of intersegment payables				(87,592)
Unallocated liabilities				775,339

Total liabilities				936,257

	Graphene	Landscape architecture and design business	Catering business	Corporate	Total
	2020	2020	2020	2020	2020
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000
Other segments information
Investment losses of unconsolidated affiliates	-	-	-	533	533
Provision for doubtful accounts	-	22,980	(5)	-	22,975
Impairment losses	-	-	25,284	-	25,284
Depreciation and amortization	55,925	12,277	5,254	-	73,455
Government grants	-	4,653	767	398	5,818
Service income and others	-	1,832	-	-	1,832
Finance expenses	4,962	631	440	45,533	51,565
Chang in fair value loss – call options	-	-	1,201	-	1,201
Change in fair value loss – equity investments unallocated	-	-	-	336	336
Investments in an associate unallocated	-	-	-	-

Capital expenditures (note (a))	9,411	6,911	159	-	16,481

Year ended December 31, 2021

	Graphene products business	Landscape architecture and design business	Catering business	Total
	HK$’000	HK$’000	HK$’000	HK$’000
Segment revenue
Revenue	242,921	130,149	17,965	391,035
Segment results	(11,984)	(21,134)	10,943	(22,175)
Reconciliation:
Unallocated income and gains				7,518
Unallocated expenses				(41,529)
Unallocated finance expenses				(68,639)
Share of loss of an associate				(356)
Loss before tax				(125,181)
Segment assets	916,799	166,494	9,940	1,093,233
Reconciliation:
Elimination of intersegment receivables				(814,819)
Unallocated assets				795,394
Total assets				1,073,808
Segment liabilities	97,803	166,405	68,258	332,466
Reconciliation:
Elimination of intersegment payables				(814,819)
Unallocated liabilities				1,420,376
Total liabilities				938,023

	Graphene products business	Landscape architecture and design business	Catering business	Corporate	Total
	2021	2021	2021	2021	2021
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000
Other segments information
Investment losses of unconsolidated affiliates	-	-	-	356	356
Provision for doubtful accounts	1,541	15,512	1,811	74	18,938
Impairment losses	-	-	1,726	-	1,726
Depreciation and amortization	59,300	11,348	1,184	1,381	73,213
Government grants	2,351	1,385	994	-	4,730
Service income and others	-	6,575	-	-	6,575
Finance expenses	5,015	948	193	68,639	74,795
Change in fair value loss – equity investments unallocated	-	-	-	41	41
Investments in an associate unallocated	-	-	-	521	521
Capital expenditure (note(a))	-	1,754	-	-	1,754

Year ended December 31, 2022

	Graphene products business	Landscape architecture and design business	Catering business	Total	Total
	HK$’000	HK$’000	HK$’000	HK$’000	US$’000
Segment revenue
Revenue	214,614	122,856	3,771	341,241	43,749
Segment results	(13,300)	2,249	3,179	(7,872)	(1,009)
Reconciliation:
Unallocated income and gains				5,349	685
Unallocated expenses				(31,831)	(4,081)
Unallocated finance expenses				(67,156)	(8,610)
Share of loss of an associate				(249)	(32)
Loss before tax				(101,759)	(13,048)
Segment assets	740,100	135,713	8,158	883,971	113,330
Reconciliation:
Elimination of intersegment receivables				(133,761)	(17,149)
Unallocated assets				124,561	15,969
Total assets				874,771	112,150
Segment liabilities
Reconciliation:	154,287	110,734	11,987	277,008	35,514
Elimination of intersegment payables				(43,871)	(5,625)
Unallocated liabilities				298,994	38,333
Total liabilities				532,131	68,222

	Graphene products business	Landscape architecture and design business	Catering business	Corporate	Total
	2022	2022	2022	2022	2022
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000
Other segments information
Investment losses of unconsolidated affiliates	-	-	-	249	249
Provision for doubtful accounts	-	11,699	-	-	11,699
Impairment losses	-	-	-	-	-
Depreciation and amortization	56,088	8,827	129	971	66,015
Government grants	5,202	2,461	-	144	7,807
Service income and others	-	7,656	-	-	7,656
Finance expenses	3,760	631	109	67,156	71,656
Change in fair value loss – equity investments unallocated	-	-	-	(1,151)	(1,151)
Investments in an associate unallocated	-	-	-	227	227
Capital expenditure (note(a))	-	802	20	-	822

(a)	Capital expenditure consists of additions to property and equipment and other intangible assets except for right-of-use assets.

SCHEDULE OF GEOGRAPHICAL INFORMATION OF SEGMENTS

	2020	2021	2022	2022
	HK$’000	HK$’000	HK$’000	US$’000
Mainland China	360,346	366,755	316,091	40,525
Hong Kong	23,984	23,220	23,204	2,975
Others	4,522	1,060	1,946	249
	388,852	391,035	341,241	43,749

(b) Non-current assets

	2020	2021	2022	2022
	HK$’000	HK$’000	HK$’000	US$’000
Mainland China	718,442	665,988	524,388	67,229
Hong Kong	10,117	3,791	8,423	1,080
	728,559	669,779	532,811	68,309